LAND USE RIGHTS, NET (Tables)	12 Months Ended
Aug. 31, 2019
LAND USE RIGHTS, NET
Schedule of Land use rights, net	Land use rights, net, consisted of the following:

	As of August 31,
	2018	2019
	RMB	RMB
Cost	38,920	94,760
Less: accumulated amortization	5,199	6,556
Land use rights, net	33,721	88,204